Consolidated Statement of Stockholders' Deficit (FY) (Parenthetical) - USD ($)	3 Months Ended
	Mar. 31, 2024		Mar. 31, 2023	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Feb. 08, 2021
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock, shares outstanding (in shares)	136,700,583	[1]		100,000,000	87,500,000	100,000,000	100,000,000	100,000,000	10,000
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.000001	$ 0.0001	$ 0.000001	$ 0.000001	$ 0.000001	$ 0.000001
Value of paid in capital upon conversion of common stock	$ 300,426,000		$ 0
Paid-in Capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued upon conversion of common stock (in shares)	6,014,534
Value of paid in capital upon conversion of common stock	$ 600

[1]	Excludes 4,667,033 shares not outstanding and held in escrow